Segmented Information and Economic Dependence - Summary of Revenues Allocated According to Revenue Types (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 3,834	$ 3,161
Project Revenue
Disclosure Of Geographical Areas [Line Items]
Revenues	3,831	3,126
Product Sales Revenue
Disclosure Of Geographical Areas [Line Items]
Revenues	1	2
Cryo Storage Revenue
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 2	$ 33